Description of Business and Summary of Significant Accounting Policies - Liquidity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Liquidity
Net loss attributable to T Stamp Inc.	$ (2,170,368)	$ (2,922,286)	$ (4,717,818)	$ (4,614,348)	$ (12,091,540)	$ (9,057,163)
Operating cash outflows			(3,581,369)	$ (3,858,860)	(6,337,386)	(6,702,221)
Accumulated deficit	$ (44,017,544)		$ (44,017,544)		$ (39,299,726)	$ (27,208,186)